Schedule of Reconciliation of Cash, Cash Equivalents, and Restricted Cash (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 3,422	$ 17,208	$ 24,545
Short-term restricted cash			47
Long-term restricted cash	200	200	150
Total cash, cash equivalents, and restricted cash shown on the consolidated statements of cash flows	$ 3,622	$ 17,408	$ 24,742